Condensed Financial Information of the Parent Company (Details Narrative) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Ordinary share, par value	$ 0.20	$ 0.20
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, issued	6,094,078	2,988,835
Ordinary share, issued, value	$ 1,218,816	$ 597,768
Additional paid-in capital	$ 160,571,517	$ 152,162,565
FAMI | Reportable legal entity
Ordinary share, par value	$ 0.20	$ 0.20
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, issued	6,094,078	2,988,835
Ordinary share, issued, value	$ 1,218,816	$ 597,768
Additional paid-in capital	$ 160,571,517	$ 152,162,565
Minimum
Ordinary share, shares authorized	2,500,000
Maximum
Ordinary share, shares authorized	12,500,000